Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Straight-line rent receivables, net	$ 541	$ 766	$ 473
Unsecured loans receivable, net	24,227	4,242	3,988
Deferred lease costs		9,970	5,927
Assets held for sale		5,229	631
Other, net	8,152	2,044	4,422
Total other assets	$ 53,332	$ 22,251	$ 15,441